Geographic Areas	12 Months Ended
Dec. 31, 2013
Geographic Areas Disclosure
Geographic Areas

NOTE 16. Geographic Areas

Geographic area information is used by the Company as a secondary performance measure to manage its businesses. Export sales and certain income and expense items are generally reported within the geographic area where the final sales to 3M customers are made.

							Property, Plant and Equipment - net
	Net Sales			Operating Income
(Millions)	2013	2012	2011	2013	2012	2011	2013	2012
United States	$11,151	$10,571	$10,071	$2,210	$1,938	$1,639	$4,478	$4,279
Asia Pacific	9,047	9,092	9,108	2,386	2,450	2,523	1,943	2,029
Europe, Middle East and Africa	7,085	6,730	7,076	1,168	1,163	1,150	1,636	1,499
Latin America and Canada	3,611	3,529	3,368	908	936	886	595	571
Other Unallocated	(23)	(18)	(12)	(6)	(4)	(20)	―	―
Total Company	$30,871	$29,904	$29,611	$6,666	$6,483	$6,178	$8,652	$8,378